UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stelliam Investment Management, LP

Address:   12 East 49th Street, 22nd Floor
           New York, NY 10017


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Gregg L. Kudisch
Title:  Chief Financial Officer
Phone:  (212) 490-6702

Signature,  Place,  and  Date  of  Signing:

/s/ Gregg L. Kudisch               New York, NY                       5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $    1,504,345
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ------------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACTIVISION BLIZZARD INC      COM                 00507V109   18,467  1,267,500 SH       SOLE                 1,267,500      0    0
AERCAP HOLDINGS NV           SHS                 N00985106   24,450  1,582,500 SH       SOLE                 1,582,500      0    0
ANADARKO PETE CORP           COM                 032511107   28,071    321,000 SH       SOLE                   321,000      0    0
APACHE CORP                  COM                 037411105   34,915    452,500 SH       SOLE                   452,500      0    0
ASML HOLDING NV              N Y REGISTRY SHS    N07059210   12,752    187,500 SH  PUT  SOLE                   187,500      0    0
AXIALL CORP                  COM                 05463D100   28,283    455,000 SH       SOLE                   455,000      0    0
BABCOCK & WILCOX CO NEW      COM                 05615F102      696     24,500 SH  PUT  SOLE                    24,500      0    0
BARRETT BILL CORP            COM                 06846N104   19,358    955,000 SH  PUT  SOLE                   955,000      0    0
BOSTON SCIENTIFIC CORP       COM                 101137107   19,525  2,500,000 SH       SOLE                 2,500,000      0    0
CARBO CERAMICS INC           COM                 140781105    3,415     37,500 SH  PUT  SOLE                    37,500      0    0
CARDINAL HEALTH INC          COM                 14149Y108   25,804    620,000 SH       SOLE                   620,000      0    0
CELANESE CORP DEL            COM SER A           150870103   41,407    940,000 SH       SOLE                   940,000      0    0
CHESAPEAKE ENERGY CORP       COM                 165167107   21,686  1,062,500 SH  PUT  SOLE                 1,062,500      0    0
CIT GROUP INC                COM                 125581801   20,436    470,000 SH       SOLE                   470,000      0    0
CLEARWATER PAPER CORP        COM                 18538R103   27,399    520,000 SH       SOLE                   520,000      0    0
COMCAST CORP NEW             CL A SPL            20030N200   22,286    562,500 SH       SOLE                   562,500      0    0
CAPITAL ONE FINL CORP        COM                 14040H105   40,800    742,500 SH       SOLE                   742,500      0    0
D R HORTON INC               COM                 23331A109   25,819  1,062,500 SH       SOLE                 1,062,500      0    0
D R HORTON INC               NOTE 2.00% 5/15/14  23331ABB4   11,608  6,150,000 PRN      SOLE                 6,150,000      0    0
DELPHI AUTOMOTIVE PLC        SHS                 G27823106   33,744    760,000 SH       SOLE                   760,000      0    0
DELTA AIR LINES INC DEL      COM NEW             247361702   54,854  3,322,500 SH       SOLE                 3,322,500      0    0
EAGLE MATERIALS INC          COM                 26969P108   17,091    256,500 SH       SOLE                   256,500      0    0
FEDEX CORP                   COM                 31428X106   19,100    194,500 SH       SOLE                   194,500      0    0
GAMESTOP CORP NEW            CL A                36467W109   55,730  1,992,500 SH       SOLE                 1,992,500      0    0
GREENBRIER COS INC           COM                 393657101   20,098    885,000 SH       SOLE                   885,000      0    0
GENERAL MTRS CO              COM                 37045V100   33,871  1,217,500 SH       SOLE                 1,217,500      0    0
GENWORTH FINL INC            COM CL A            37247D106   23,375  2,337,500 SH       SOLE                 2,337,500      0    0
HOLLYFRONTIER CORP           COM                 436106108   20,580    400,000 SH       SOLE                   400,000      0    0
HERCULES OFFSHORE INC        COM                 427093109   25,147  3,389,100 SH       SOLE                 3,389,100      0    0
HORMEL FOODS CORP            COM                 440452100   27,478    665,000 SH       SOLE                   665,000      0    0
HOVNANIAN ENTERPRISES INC    CL A                442487203    7,977  1,382,500 SH       SOLE                 1,382,500      0    0
INTEL CORP                   COM                 458140100   75,929  3,475,000 SH       SOLE                 3,475,000      0    0
JETBLUE AIRWAYS CORP         COM                 477143101   19,320  2,800,000 SH       SOLE                 2,800,000      0    0
JETBLUE AIRWAYS CORP         DBCV 6.75% 10/15/39 477143AF8   20,388 13,250,000 PRN      SOLE                13,250,000      0    0
JPMORGAN CHASE & CO          COM                 46625H100   49,002  1,032,500 SH       SOLE                 1,032,500      0    0
MACYS INC                    COM                 55616P104   35,041    837,500 SH       SOLE                   837,500      0    0
MARATHON PETE CORP           COM                 56585A102   24,237    270,500 SH       SOLE                   270,500      0    0
MARKET VECTORS ETF TR        OIL SVCS ETF        57060U191   18,786    437,500 SH  PUT  SOLE                   437,500      0    0
MICRON TECHNOLOGY INC        COM                 595112103   47,403  4,749,800 SH       SOLE                 4,749,800      0    0
MRC GLOBAL INC               COM                 55345K103   32,683    992,500 SH       SOLE                   992,500      0    0
NABORS INDUSTRIES LTD        SHS                 G6359F103    2,839    175,000 SH  PUT  SOLE                   175,000      0    0
PFIZER INC                   COM                 717081103   46,970  1,627,500 SH       SOLE                 1,627,500      0    0
QUANTA SVCS INC              COM                 74762E102   19,363    677,500 SH       SOLE                   677,500      0    0
RANGE RES CORP               COM                 75281A109   20,544    253,500 SH       SOLE                   253,500      0    0
SANDISK CORP                 COM                 80004C101   45,513    827,500 SH       SOLE                   827,500      0    0
SEAGATE TECHNOLOGY PLC       SHS                 G7945M107   34,366    940,000 SH       SOLE                   940,000      0    0
SOUTH JERSEY INDS INC        COM                 838518108   20,513    369,000 SH       SOLE                   369,000      0    0
SYMMETRY MED INC             COM                 871546206   16,482  1,439,500 SH       SOLE                 1,439,500      0    0
TEVA PHARMACEUTICAL INDS LTD ADR                 881624209   47,457  1,196,000 SH       SOLE                 1,196,000      0    0
TOLL BROTHERS INC            COM                 889478103   19,260    562,500 SH       SOLE                   562,500      0    0
UNITED RENTALS INC           COM                 911363109   25,011    455,000 SH       SOLE                   455,000      0    0
U S AIRWAYS GROUP INC        COM                 90341W108   23,122  1,362,500 SH       SOLE                 1,362,500      0    0
VEECO INSTRS INC DEL         COM                 922417100   27,118    707,500 SH       SOLE                   707,500      0    0
WELLPOINT INC                COM                 94973V107   30,035    453,500 SH       SOLE                   453,500      0    0
WESTERN DIGITAL CORP         COM                 958102105   20,112    400,000 SH       SOLE                   400,000      0    0
WESTPORT INNOVATIONS INC     COM NEW             960908309   16,629    563,500 SH       SOLE                   563,500      0    0
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